Interest Bearing Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Interest Bearing Liabilities [Abstract]
Interest Bearing Liabilities
	2026 $’000	2025 $’000
Contract liabilities	45,595	29,410
Lease liabilities (1)	9,738	1,743
Non-convertible redeemable cumulative preference shares	20,004	19,201
Other interest bearing liabilities	2,749	379
Total interest bearing liabilities	78,086	50,733
Comprising:
Current	49,060	41,074
Non-current	29,026	9,659

(1)	Refer to Note 19 for further details on the Group’s leases.